[Letterhead of Sutherland Asbill & Brennan LLP]

MARY JANE WILSON-BILIK
DIRECT LINE: 202.383.0660
Internet: mj.wilson-bilik@sutherland.com
May 5, 2011

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company)
ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account)
Post-Effective Amendment No. 22 to Form N-4 (File No. 333-22375)
Commissioners:
     On behalf of Zurich American Life Insurance Company (the “Company”) and ZALICO Variable Annuity Separate Account (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Prospectus and the Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2011.
     If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

Sincerely,
/s/ Mary Jane Wilson-Bilik
Mary Jane Wilson-Bilik

cc:	Juanita M. Thomas, Esq. Zurich American Life Insurance Company